Income tax and social contribution (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax And Social Contribution Details Text [Abstract]
Exchange rate variation of assets and liabilities, derived from investments abroad	R$ 6,403,185
Deferred tax assets and deferred tax liabilities are offset in the consolidated statement of financial position	8,944,952	R$ 4,598,364
Increase in the social contribution rate from 15% to 20%
Effect of increase in the social contribution rate on banks' net income	R$ 6,403,185